Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary of Significant Accounting Policies (Textual)
Percentage of ownership in subsidiary, Williston Basin I, LLC	60.00%
Management recorded an allowance	$ 168,643
Advertising costs	2,807	20,930
Research and development	$ 886,491	$ 562,179
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment estimated useful lives	P3Y
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment estimated useful lives	P5Y